NET FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	$ 395	$ 385
Subordinated hybrid notes	29	29
Leases	30	32
Unwinding of discount rate	16	16
Foreign exchange losses and other	15	12
Net finance costs	466	486
Non-Commodity-Related Derivatives
Interest expense on financial liabilities measured at amortized cost:
(Gain) loss in fair value of non-commodity-related derivative financial instruments	$ (19)	$ 12